Document and Entity Information	Aug. 21, 2019
Cover [Abstract]
Entity Registrant Name	AMERIGAS PARTNERS LP
Amendment Flag	false
Entity Central Index Key	0000932628
Document Type	8-K
Document Period End Date	Aug. 21, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-13692
Entity Tax Identification Number	23-2787918
Entity Address, Address Line One	460 North Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	(610)
Local Phone Number	337-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units representing limited partner interests
Trading Symbol	APU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false